STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Parenthetical) - USD ($) $ in Thousands			12 Months Ended
	Aug. 17, 2015	Jul. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Statement of Stockholders' Equity [Abstract]
Issuance of shares and warrants upon public offering (in dollars per share)	$ 1.65	$ 2.41	$ 1.65	$ 2.41
Issuance of shares and warrants upon public offering, issuance expenses	$ 1,126	$ 1,261	$ 1,126	$ 1,261